Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net Income (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Share

The following presents the calculation of basic and diluted income (loss) per share for the three and six months ended June 30, 2026 and 2025:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Basic EPS:
Numerator
Income (loss) attributable to the Company	$24,364,324	$(28,274,027)	$2,641,594	$(15,188,220)
Preferred shares redemption value accretion	–	–	–	(21,702,737)
Fair value of ordinary shares issued to preferred shareholders	–	(513,080,828)	–	(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	–	(15,600,000)	–	(15,600,000)
Excess carrying value of preferred shares repurchased	–	38,093,537	–	38,093,537
Income (loss) attributable to ordinary shareholders	24,364,324	(518,861,318)	2,641,594	(527,478,248)
Denominator
Weighted-average shares outstanding - basic	530,642,516	431,390,035	528,397,409	286,155,488
Basic earnings (loss) per share	$0.05	$(1.20)	$0.00	$(1.84)

Diluted EPS:
Numerator
Income (loss) attributable to ordinary shareholders	$24,364,324	$(518,861,318)	$2,641,594	$(527,478,248)
Denominator
Weighted-average shares outstanding - basic	530,642,516	431,390,035	528,397,409	286,155,488
Effect of dilutive securities:
Options	6,702,336	–	11,072,535	–
RSAs	203,945	–	122,173	–
RSUs	5,074,073	–	3,921,475	–
Weighted-average common shares outstanding - diluted	542,622,870	431,390,035	543,513,592	286,155,488
Dilutive earnings (loss) per share	$0.04	$(1.20)	$0.00	$(1.84)

Schedule of Diluted Net Loss per Ordinary Share Effect Anti-Dilutive

The following table summarizes potential ordinary shares outstanding that were excluded from the calculation of diluted net loss per ordinary share because their effect would have been anti-dilutive:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Options	–	33,057,765	–	33,057,765
RSUs	10,866,488	8,046,477	10,866,488	8,046,477
Public warrants	9,675,384	9,675,386	9,675,384	9,675,386
Total potential ordinary shares outstanding	20,541,872	50,779,628	20,541,872	50,779,628